SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2024 and 2023 are listed below. The gross assets in the Group table below were transferred from the Company to the securitisations and covered bond programme vehicles but do not qualify for derecognition from the Company.

Group
	Gross assets		External notes in issue		Notes held within the Group
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	5,109	3,242	3,379	2,119	389	300
–Fosse	2,383	2,048	—	100	1,408	1,382
	7,492	5,290	3,379	2,219	1,797	1,682
Other asset-backed securitisation structures:
–Repton	718	757	550	550	—	—
Total securitisation programmes	8,210	6,047	3,929	2,769	1,797	1,682
Covered bond programme:
– Euro 35bn Global Covered Bond Programme	25,695	21,880	17,211	15,000	1,224	—
Total securitisation and covered bond programmes	33,905	27,927	21,140	17,769	3,021	1,682

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme	The following table sets out the internal and external issuances and redemptions in 2024 and 2023 for each securitisation and covered bond programme.

Group
	Internal issuances		External issuances		Internal redemptions		External redemptions
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	106	241	1,250	1,500	17	121	—	186
–Fosse	894	—	—	—	865	—	100	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	—	—	7
–Repton	—	—	—	550	—	—	—	—
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	—	—	5,890	—	41	—	3,359	—
	1,000	241	7,140	2,050	923	121	3,459	193